Claims	6 Months Ended
Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
Claims

Note 9 - Claims

A.	In June 2018 the Company entered into a Memorandum of Understanding and subsequently, in July 2018 entered into a Stipulation of Settlement with respect to the shareholder class action lawsuits pending against it. On March 22, 2019 the District Court for the Southern District of New York issued a final order approving the settlement, and on May 6, 2019 ordered final distribution of the settlement funds. On June 26, 2019 the Superior Court in San Mateo, CA entered a judgment of dismissal with prejudice with respect to the action in California state court. Under the terms of the settlement, the purported classes in all of the actions will receive aggregate consideration of USD 2.0 million. The settlement consideration, as well as ancillary expenses, is being funded by the Company’s insurance carriers.

B.	A provision in the amount of USD 388 thousands was recorded in these financial statements for claims related to the ISA investigation.